Derivative Instruments and Hedges - Schedule of Information About Volume and Fair Value Amounts of Derivative Instruments (Detail) (Commodity swaps, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Fair Value Liabilities	$ (4,134)	$ (12,343)
Fair Value Asset	49
Designated as Hedging Instrument
Derivative [Line Items]
Notional amount		2,988,107
Designated as Hedging Instrument | Accrued Liabilities
Derivative [Line Items]
Fair Value Liabilities		(3,803)
Designated as Hedging Instrument | Other Liabilities
Derivative [Line Items]
Fair Value Liabilities		(877)
Not Designated as Hedging Instrument
Derivative [Line Items]
Notional amount	6,194,726	4,891,187
Not Designated as Hedging Instrument | Accrued Liabilities
Derivative [Line Items]
Fair Value Liabilities	(3,909)	(6,244)
Not Designated as Hedging Instrument | Other Liabilities
Derivative [Line Items]
Fair Value Liabilities	(225)	(1,419)
Not Designated as Hedging Instrument | Prepaid Expenses and Other Assets
Derivative [Line Items]
Fair Value Asset	20
Not Designated as Hedging Instrument | Intangibles and Other Assets Net
Derivative [Line Items]
Fair Value Asset	$ 29